Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
Schedule of Inventories
	December 31,	December 31,
	2020	2019

Concentrates	$2,327	$1,292
Current ore stockpiles	607	497
Spare parts and supplies	5,135	5,370
	8,069	7,159
Long-term ore stockpiles	1,339	1,339
	$9,408	$8,498